Capital Structure and Related Items	12 Months Ended
Dec. 31, 2018
Capital Structure and Related Items
Capital Structure and Related Items

Section 5—Capital Structure and Financial Risk and Related Items

5.1         Equity and Capital Management

Share capital

The following table summarizes the Parent’s ordinary share activity for each of the years ended December 31, 2018, 2017 and 2016:

Ordinary
shares (*)
No. ‘000
January 1, 2016	468,717
Issuance of deferred shares	1,422
Exercise of warrants for cash	1,300
December 31, 2016	471,439
Exercise of warrants for cash	401
Capital Reduction	(377,472)
December 31, 2017	94,368
Exercise of warrants for cash	706
December 31, 2018	95,074

(*)Amounts reflect the Share Split as if it had occurred at the beginning of the earliest period presented. Subsequent to the Share Split, the nominal value of an ordinary share of the Parent is 0.01 DKK.

During the year ended December 31, 2018, a total of 706,000 warrants were exercised yielding proceeds to the Company of $1,000. See Note 3.3.

On August 2, 2017, the Company’s shareholders approved the Capital Reduction of 917.7 million EUR ($1.1 billion). The funds for the Capital Reduction were distributed to shareholders during September 2017. The Capital Reduction was executed through the annulment of 80% of the ordinary shares outstanding post Share Split or 377.5 million ordinary shares. The Capital Reduction resulted in a payment of 2.43125 EUR per ordinary share ($2.92 per share based on the December 31, 2017 exchange rate), which was annulled (post Share Split.)

During March 2017, 401,000 warrants (post Share Split) were exercised yielding proceeds to the Company of $49,000. See Note 3.3.

During the year ended December 31, 2016, 1.4 million ordinary shares (post Share Split) were issued upon the vesting of deferred shares, and the receipt of the per share nominal value of $2,000, and 1.3 million ordinary shares (post Share Split) were issued in connection with the exercise of warrants and the receipt of $112,000. See Note 3.3.

Except for the Capital Reduction, the Company has never distributed funds to shareholders in any form, including dividends, and currently there are no plans to distribute funds to shareholders in the future.

Capital Management

For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The primary objective of the Group’s capital management is to maximize shareholder value. The board of directors’ policy is to maintain an adequate capital base so as to maintain investor, creditor and market confidence that the Group will continue as a going concern. Cash, cash equivalents and financial assets are monitored on a regular basis by management and the board of directors in assessing current and long-term capital needs of the Group. As of December 31, 2018, the Group held cash and cash equivalents totaling $82.5 million that will be sufficient to provide adequate funding to allow the Group to meet its planned operating activities in the normal course of business beyond the year ending December 31, 2019. Unforeseen events could negatively affect the Group’s ability to fund planned operations in the future. The Group currently has no significant planned capital expenditures nor are there plans to make cash distributions to shareholders.

5.2          Financial risk factors

The Group’s activities expose it to a number of financial risks whereby future events, which can be outside the control of the Group, could have a material effect on the Group’s financial position and operating results. The known risks include foreign currency and credit risk and there could be other risks currently unknown to management. The Group historically has not hedged its financial risks and has no plans to do so in the future.

Foreign Currency

The Group maintains operations in Denmark, Germany and the United States that use the DKK, the EUR and the USD as their functional currencies, respectively. The Group conducts cross border transactions where the functional currency is not always used, including purchases from vendors in the United Kingdom where the British Pound (“GBP”) is used. In addition, the Company, whose functional currency is the DKK, has in the past invested in debt instruments issued by the governments of Germany, the United Kingdom and the United States. Accordingly, future changes in the exchange rates of the DKK, the EUR, the USD and/or the GBP will expose the Group to currency gains or losses that will impact the reported amounts of assets, liabilities, income and expenses and the impact could be material. For each of the years ended December 31, 2018,  2017 and 2016, the impact on the Group’s statement of profit or loss of possible changes in the USD, GBP and EUR exchange rates against the Group’s functional currencies, USD, DKK and EUR, would be as follows.

Possible
Currency	change	2018	2017	2016
		USD ‘000	USD ‘000	USD ‘000
USD	+/-10%	+3,064/-3,064	+5,625/-5,625	+7,124/-7,124
GBP	+/-10%	+79/-79	+128/-128	+430/-430
EUR	+/-2%	+985/-985	+506/-506	+1,212/-1,212

Credit Risk

The Group’s management manages credit risk on a group basis. The Group’s credit risk is associated with cash and cash equivalents held in banks.  The Group’s investment policy is to collect contractual cash flows and preserve capital by investing in a diversified group of highly rated debt instruments. The Group does not trade financial assets for speculative purposes.

As of December 31, 2018, the cash and cash equivalents of the Group are held primarily at two banks that have Moody’s long‑term debt ratings of Aa3 or better.

5.3          Other finance income (costs)

Other finance income (costs) primarily include interest income on USD cash holdings offset by bank charges (negative interest) related to DKK and EUR cash holdings.

5.4          Financial assets and liabilities

Recognized financial instruments

The Group has recognized the following categories of financial assets and liabilities.

Financial assets:

Financial assets at amortized cost as of December 31, 2018 and 2017

	2018		2017
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Other receivables	266	266	518	518
Total	266	266	518	518

Fair value of other receivables is deemed to be their carrying amount based on payment terms that are generally 30 days.

Financial Liabilities:

Financial liabilities at amortized cost as of December 31, 2018 and 2017

	2018		2017
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Trade payables	428	428	1,203	1,203
Total	428	428	1,203	1,203

Fair value of trade payables is deemed to be their carrying amount based on payment terms that are generally 30 days.